Note 7 - Intangible Assets, Net and Goodwill (Tables)	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets [Table Text Block]

	September 30, 2025
	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trade name	$200,000	$35,000	$165,000
Developed technology	650,000	284,378	365,622
Customer relationships	50,000	21,875	28,125
In-place leases	5,236,742	1,875,772	3,360,970
	$6,136,742	$2,217,025	$3,919,717

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trade name	$200,000	$30,000	$180,000
Developed technology	650,000	162,500	487,500
Customer relationships	50,000	12,500	37,500
	$900,000	$195,000	$705,000